As filed March 20, 2026	Securities Act Registration No. 333-170750
Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 152

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 155

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

☒	On March 31, 2026 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of Strategy Shares (the “Registrant”) on behalf of Strategy Shares Gold Enhanced Yield ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on January 2, 2026 (Accession Number 0001580642-26-000027), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 148 to the Registration Statement until March 31, 2026.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Huntington and State of New York, and City of San Juan, Commonwealth of Puerto Rico, on March 20, 2026.

STRATEGY SHARES

By:	/s/ Michael Schoonover
Michael Schoonover President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Michael Schoonover	March 20, 2026
Michael Schoonover, President and Principal Executive Officer	Date

/s/ James Szilagyi*	March 20, 2026
James Szilagyi, Treasurer, Principal Financial Officer, and Principal Accounting Officer	Date

/s/ Tobias Caldwell*	March 20, 2026
Tobias Caldwell, Trustee	Date

/s/ Stephen Lachenauer*	March 20, 2026
Stephen Lachenauer, Trustee	Date

/s/ Donald McIntosh*	March 20, 2026
Donald McIntosh, Trustee	Date

*By:	/s/ Jennifer Bailey

Jennifer Bailey

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed: POA-James Szilagyi, POA-Tobias Caldwell,
POA-Stephen Lachenauer, POA-Donald McIntosh)

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